Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
Assets pledged

(in thousands of $)	June 30, 2021	December 31, 2020
Book value of vessels secured against loans (1)	2,907,343	2,959,535
(1) This excludes the Gimi which is classified as “Asset under development” (note 13) and secured against its specific debt facility (note 16).